Business combinations (Tables)	12 Months Ended
Dec. 31, 2022
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Schedule of the Assets Acquired, and the Associated Consideration

All figures in £ millions	2022 Credly	2022 Mondly	2022 Other	2022 Total	2021 Total	2020 Total

Intangible assets	49	50	11	110	27	–

Deferred tax asset	7	1	–	8	11	–

Trade and other receivables	6	2	–	8	2	–

Cash and cash equivalents	12	1	–	13	4	–

Trade and other liabilities	(18)	(8)	–	(26)	(5)	–

Deferred tax liabilities	(12)	(8)	(2)	(22)	(6)	–

Net assets acquired	44	38	9	91	33	–

Goodwill	105	97	2	204	43	–

Total	149	135	11	295	76	–

Satisfied by:

Cash consideration	107	105	11	223	54	–

Contingent or deferred consideration	11	30	–	41	16	–

Fair value of existing investment	31	–	–	31	6	–

Total consideration	149	135	11	295	76	–

Schedule of Cash Flow on Acquisitions
The net cash outflows related to the acquisitions are set out in the table below. In addition to the current year acquisitions, the other net cash outflows on acquisition of subsidiaries in 2022 and 2021 relate to deferred payments for prior year acquisitions.

All figures in £ millions	2022 Total	2021 Total	2020 Total

Cash flow on acquisitions

Cash – current year acquisitions	(223)	(54)	–

Cash and cash equivalents acquired	13	4	–

Deferred payments for prior year acquisitions and other items	(10)	(4)	(6)

Acquisition costs paid	(8)	(1)	–

Net cash outflow	(228)	(55)	(6)